Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

24.Equity

24.1	Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to $36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and 11.51% (4,731,906,273 shares) are held privately and 88.49% (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to $11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2024, and 2023, subscribed and paid–in capital amounts to COP$25,040,067. There are no potentially dilutive shares.

24.2Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for $4,457,997, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of $2,118,468, iii) a $31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid–in capital receivables for ($143).

24.3Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2024, and 2023:

	2024	2023
Legal reserve	11,654,095	9,747,885
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	11,993,230	7,665,758
	24,156,407	17,922,725

The General Shareholders’ Meeting of Ecopetrol S.A., held on March 22, 2024, approved the 2023 profit distribution project and the establishment of a reserve for $11,993,230, to support the financial sustainability of the Company and flexibility in the development of its strategy.

The movement of equity reserves is the following for the years ended December 31, 2024, and 2023:

	2024	2023
Opening balance	17,922,725	8,898,633
Release of reserves	(8,174,839)	(2,491,377)
Allocation to reserves	14,408,521	11,515,469
Closing balance	24,156,407	17,922,725

24.4Retained earnings and dividends

Ecopetrol Business Group distributes dividends based on its financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The Ordinary General Assembly of Shareholders of Ecopetrol S.A., held on March 22, 2024, approved the profit distribution project for fiscal year 2023 and defined the distribution of dividends in the amount of $12,828,409 (distribution during 2023: $24,382,199).

The payment of dividends to minority shareholders was made in two equal installments on April 3 and June 26, 2024.

Dividends were paid as follows:

	2024	2023	2022
Ecopetrol S.A.	12,802,893	2,747,231	11,622,778
Interconexión Eléctrica S.A. ESP	1,426,106	1,506,799	572,260
Oleoducto Central S.A. - Ocensa	852,318	809,302	752,530
Oleoducto de los Llanos Orientales S.A. - ODL	213,457	254,464	179,202
Invercolsa S.A.	201,511	171,290	138,939
Oleoducto de Colombia S.A. - ODC	68,779	81,790	91,238
Total	15,565,064	5,570,876	13,356,947
(1)	Of the total amount paid to the majority shareholder Ecopetrol S.A., $7,352,053 was paid with National Government Securities (TES), obtained as part of the collections of the Price Stabilization Fund and which were immediately allocated to the payment of dividends.

In July 2024, Oleoducto Central S.A. acquired 100% of the shares of the company Repsol Ductos de Colombia – RDC (named as of October 2, 2024, as Ocensa Ductos S.A.S), an entity dedicated to investment activities that currently has a 7.14% investment in Oleoducto de Colombia (ODC), which is a subsidiary of the Ecopetrol Business Group. The effect of this transaction on retained earnings was ($102,329) and on non-controlling interest ($55,990).

24.5Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol, net of tax:

	2024	2023	2022
Foreign currency translation	22,661,759	15,055,305	28,816,983
Hedge of a net investment in a foreign operation	(6,396,431)	(3,165,320)	(9,219,271)
Actuarial gain on defined benefit plans	(2,691,402)	(3,942,417)	(1,331,361)
Cash flow hedges for future exports	(1,577,649)	601,744	(2,473,999)
Cash flow hedge with derivative instruments	57,453	124,384	1,290
Others	(141,521)	952	3,077
	11,912,209	8,674,648	15,796,719

24.6Earnings per share

	2024		2023		2022
Profit attributable to Ecopetrol’s shareholders		13,841,153		21,060,798		31,604,781
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP $	336.6	COP $	512.2	COP $	768.7